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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cisco Systems, Inc.
Address:  170 West Tasman Drive
          San Jose, CA 95134-1706

Form 13F File Number: 28-14494

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Evan B. Sloves
Title:  Assistant Secretary
Phone:  (408) 526-4000

Signature, Place, and Date of Signing:
    /s/ Evan B. Sloves           San Jose, CA            February 8, 2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this Report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                    REPORTING MANAGER: CISCO SYSTEMS, INC.

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            4

Form 13F Information Table Value Total:  $ 1,309,719
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.  FORM 13F FILE NUMBER NAME
1.         28-14495       Cisco Systems International B.V.

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                          FORM 13F INFORMATION TABLE

                                                                                                        VOTING AUTHORITY
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER         TITLE OF CLASS        CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------       -------------------  ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
VMWARE INC.          CL A COM             928563 40 2 611,910  6,500,000 SH        DEFINED      1     6,500,000   0     0
--------------------------------------------------------------------------------------------------------------------------
AMBOW ED HLDG LTD    ADR REPSTG CL A      02322P 10 1 0        0         SH        DEFINED            0           0     0
--------------------------------------------------------------------------------------------------------------------------
21 VIANET GROUP INC. SPONSORED
                     ADR                  90138A 10 3 0        0         SH        DEFINED      1     0           0     0
--------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR  TR UNIT              78462F 10 3 697,809  4,900,000 SH        DEFINED            4,900,000   0     0
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